TYPE			13F-HR
PERIOD			03/31/03
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  April  30, 2003
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total:	$258,0385

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     7916   280200 SH       SOLE                   280200
Apartment Investment and Manag                  03748R101     5260   144200 SH       SOLE                   144200
Archstone Communities Trust                     039583109     8536   388685 SH       SOLE                   388685
Avalon Bay Communities                          053484101     2433    65931 SH       SOLE                    65931
BRE Properties, Inc.                            05564E106     9639   327300 SH       SOLE                   327300
Boston Properties                               101121101    12842   338850 SH       SOLE                   338850
Brandywine Realty Trust                         105368203     4004   182000 SH       SOLE                   182000
CarrAmerica Realty Corp.                        144418100     5344   210800 SH       SOLE                   210800
Catellus Development Corp                       149111106     3102   147700 SH       SOLE                   147700
Chelsea Property Group                          163421100     2783    74700 SH       SOLE                    74700
Crescent Equities, Inc.                         225756105     2534   176200 SH       SOLE                   176200
Entertainment Properties Trust                  29380T105     2247    84800 SH       SOLE                    84800
Equity Office Properties Trust                  294741103     7289   286391 SH       SOLE                   286391
Equity Residential Properties                   29476L107    10321   428800 SH       SOLE                   428800
Essex Property Trust, Inc.                      297178105     2440    46700 SH       SOLE                    46700
First Industrial Realty Trust,                  32054K103     4630   163500 SH       SOLE                   163500
General Growth Properties                       370021107    11513   213400 SH       SOLE                   213400
Heritage Property Investment                    42725M107     3244   129500 SH       SOLE                   129500
Home Properties of New York, I                  437306103     7165   215800 SH       SOLE                   215800
Hospitality Properties Trust                    44106M102     3538   115800 SH       SOLE                   115800
ISTAR Financial, Inc.                           45031U101     7802   267450 SH       SOLE                   267450
Kimco Realty Corp.                              49446R109    12727   362400 SH       SOLE                   362400
Liberty Property Trust                          531172104     6823   218000 SH       SOLE                   218000
Macerich Company                                554382101     7980   251900 SH       SOLE                   251900
Marriott International                          571903202     4272   134300 SH       SOLE                   134300
Mid Atlantic Realty Trust                       595232109     1522    83500 SH       SOLE                    83500
Mills Corp                                      601148109    12611   404200 SH       SOLE                   404200
New Plan Excel Realty Trust                     648053106     1673    85400 SH       SOLE                    85400
PS Business Parks Inc/CA                        69360J107     2692    90500 SH       SOLE                    90500
Pan Pacific Retail Pptys                        69806L104     2615    69100 SH       SOLE                    69100
Prentiss Properties, Inc.                       740706106     5512   203400 SH       SOLE                   203400
Prologis Trust                                  743410102    16273   642700 SH       SOLE                   642700
Public Storage, Inc.                            74460D109     6396   211100 SH       SOLE                   211100
Simon Property Group, Inc.                      828806109    11509   321200 SH       SOLE                   321200
Starwood Hotels & Resorts Worl                  85590A203     5429   228200 SH       SOLE                   228200
Sun Communities, Inc.                           866674104     2946    82300 SH       SOLE                    82300
Taubman Centers Inc.                            876664103      935    54900 SH       SOLE                    54900
United Dominion Realty                          910197102     2288   143200 SH       SOLE                   143200
Vornado Realty Trust                            929042109     7504   209600 SH       SOLE                   209600
Weingarten Realty Investment T                  948741103     6410   163900 SH       SOLE                   163900
Developers Diversified Series                   251591830     6257   250300 SH       SOLE                   250300
HRPT Properties Series A                        40426W200      282    10600 SH       SOLE                    10600
HRPT Properties Series B                        40426W309     1333    51100 SH       SOLE                    51100
Hospitality Properties Series                   44106M409     1642    64000 SH       SOLE                    64000
Public Storage Series R                         74460D687     2075    80100 SH       SOLE                    80100
Regency Realty Series 3                         758849202     3750   150000 SH       SOLE                   150000